Average Annual Total Returns - Class ADV I S S2 Shares - Voya Index Solution 2055 Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Date 2055 Index 1 Yr		Class ADV S&P Target Date 2055 Index 5 Yrs		Class ADV S&P Target Date 2055 Index 10 Yrs		Class ADV S&P Target Date 2055 Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Date 2055 Index 1 Yr		Class I S&P Target Date 2055 Index 5 Yrs		Class I S&P Target Date 2055 Index 10 Yrs		Class I S&P Target Date 2055 Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Date 2055 Index 1 Yr		Class S S&P Target Date 2055 Index 5 Yrs		Class S S&P Target Date 2055 Index 10 Yrs		Class S S&P Target Date 2055 Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P Target Date 2055 Index 1 Yr		Class S2 S&P Target Date 2055 Index 5 Yrs		Class S2 S&P Target Date 2055 Index 10 Yrs		Class S2 S&P Target Date 2055 Index Since Inception
Total	14.90%	11.05%	9.14%		Mar. 08, 2010	13.86%	[1]	11.55%	[1]	9.82%	[1]	[1]	15.43%	11.59%	9.67%		Mar. 08, 2010	13.86%	[1]	11.55%	[1]	9.82%	[1]	[1]	15.11%	11.32%	9.41%		Mar. 08, 2010	13.86%	[1]	11.55%	[1]	9.82%	[1]	[1]	14.97%	11.16%	9.24%		Mar. 08, 2010	13.86%	[1]	11.55%	[1]	9.82%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.